Contingent Consideration (Details) € in Thousands		12 Months Ended
	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Contingent Consideration [Line Items]
Cash paid	$ 750,000
AVb6 Integrin intellectual property [member]
Contingent Consideration [Line Items]
Payment of license agreement					$ 10,000,000
Payment for development milestone		$ 90,000,000
Payments for milestones
AVb6 Integrin intellectual property [member] | Top of range [member]
Contingent Consideration [Line Items]
Payments for milestones	12,500,000
AVb6 Integrin intellectual property [member] | Bottom of range [member]
Contingent Consideration [Line Items]
Payments for milestones	$ 11,750,000
hu PSA Anti-body intellectual property [member]
Contingent Consideration [Line Items]
Payment for development milestone		1
Payment of license agreement					7,000,000
Payment for development milestone		123,500,000
NanoMab intellectual property [member]
Contingent Consideration [Line Items]
Payments for milestones		3		3
Payment of license agreement					$ 12,500,000
Payment for development milestone		18,000,000
Pharma15 [Member]
Contingent Consideration [Line Items]
Payments for milestones
Payment of license agreement		2,000,000
Payment for development milestone		2,300,000
Pivalate intellectual property [member]
Contingent Consideration [Line Items]
Payments for milestones
Payment of license agreement (in Euro) | €						€ 180,000,000
Payment for development milestone (in Euro) | €			€ 35,780
Radiopharm Ventures LLC [Member]
Contingent Consideration [Line Items]
Payments for milestones		1
Payment for development milestone		72,280,000
First patient dosed in the first Phase 1 therapeutic clinical trial [member] | NanoMab intellectual property [member]
Contingent Consideration [Line Items]
Payments for milestones		2
Deferred Payment [Member] | Pharma15 [Member]
Contingent Consideration [Line Items]
Payment of license agreement		$ 2,000,000